Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3 £ in Millions	Dec. 31, 2022	Dec. 31, 2022 GBP (£)	Dec. 31, 2021	Dec. 31, 2021 GBP (£)
Min | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	17		0.0032
Max | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	2,159		0.1848
Non-asset backed loans | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0200		0.0200
Non-asset backed loans | Min | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05		0.03
Non-asset backed loans | Min | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0051		0.0031
Non-asset backed loans | Min | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0		0
Non-asset backed loans | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0300		0.0300
Non-asset backed loans | Max | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.34		0.10
Non-asset backed loans | Max | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0801		0.0811
Non-asset backed loans | Max | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	101		145
Corporate debt | Min | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0229		0.0229
Corporate debt | Min | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0		0
Corporate debt | Max | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0834		0.0854
Corporate debt | Max | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	232		284
Commercial Real Estate loans | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0267		0.0068
Commercial Real Estate loans | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0426		0.0543
Reverse repurchase and repurchase agreements | Min | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0321		0
Reverse repurchase and repurchase agreements | Max | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0502		0
Issued debt | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0073		0
Issued debt | Min | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03		0
Issued debt | Min | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0042		0
Issued debt | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0548		0
Issued debt | Max | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.11		0
Issued debt | Max | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0261		0
Interest rate derivatives | Min | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03		0
Interest rate derivatives | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0017		0.0009
Interest rate derivatives | Min | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.03)		0
Interest rate derivatives | Min | Correlation Model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)		(0.20)
Interest rate derivatives | Min | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0049	57	0.0031	0
Interest rate derivatives | Min | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0036		0.0005
Interest rate derivatives | Min | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)		(0.20)
Interest rate derivatives | Min | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.12		(1)
Interest rate derivatives | Max | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05		0.03
Interest rate derivatives | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.2159		0.1848
Interest rate derivatives | Max | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.56		0
Interest rate derivatives | Max | Correlation Model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.13)		(0.13)
Interest rate derivatives | Max | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0315	60	0.0130	0
Interest rate derivatives | Max | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0430		0.0600
Interest rate derivatives | Max | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.78		0.78
Interest rate derivatives | Max | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.99		0.99
Credit derivatives | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0003		0.0002
Credit derivatives | Min | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	79		0
Credit derivatives | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.2943		0.2925
Credit derivatives | Max | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	92		0
Equity derivatives | Min | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0205)		(0.0129)
Equity derivatives | Min | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03		0.02
Equity derivatives | Min | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.40		0.10
Equity derivatives | Max | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0634		0.0093
Equity derivatives | Max | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.40		1.08
Equity derivatives | Max | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1		1
Foreign exchange derivatives | Min | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.03)		0
Foreign exchange derivatives | Min | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0		0
Foreign exchange derivatives | Max | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.04		0
Foreign exchange derivatives | Max | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	100		100